NOTE 8 - CONVERTIBLE LOANS	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
NOTE 8 - CONVERTIBLE LOANS

NOTE 8 - CONVERTIBLE LOANS

At December 31, 2022 and 2021, there were no convertible loans.

During the years ended December 31, 2022 and 2021, the Company recorded interest expense of $0 and $33,429 and recognized amortization of discount, included in interest expense, of $0 and $372,290, respectively.

During the years ended December 31, 2022 and 2021, the Company repaid notes of $0 and $250,000 and accrued interest of $0 and $6,027, respectively.

Conversion

During the year ended December 31, 2021, the Company converted notes with principal amounts and accrued interest of $422,295 into 6,080,632 shares of common stock. The corresponding derivative liability at the date of conversion of $708,611 was settled through additional paid in capital.

Settlement

During the year ended December 31, 2021, the Company recorded gain on settlement of debt of $11,069.